RESTRICTED CASH AND BOND RESERVES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Current restricted cash and bond reserves [Table Text Block]
	December 31,
Restricting Entities/Purpose	2015	2014
Idaho Department of Water Resources, Geothermal Well Bond	$260,000	$260,000
Bureau of Land Management, Geothermal Lease Bond- Gerlach	10,000	10,000
State of Nevada Division of Minerals, Statewide Drilling Bond	50,000	50,000
Bureau of Land Management, Geothermal Lease Bonds- USG Nevada	150,000	150,000
Oregon Department of Geology and Mineral Industries, Mineral Land and Reclamation Program	400,000	400,000
Prudential Capital Group, Revenue Account	2,259	188,930
Prudential Capital Group, Debt Service Reserves	1,595,555	-
Bureau of Land Management, Geothermal Rights Lease Bond	10,000	10,000
U.S. Department of Energy, Debt Service Payment Account	2,118,193	2,151,851
State of California Division of Oil, Gas and Geothermal Resources, Well Cash Bond	100,000	100,000

	$4,696,007	$3,320,781

Schedule of Long-term restricted cash and bond reserves [Table Text Block]
	December 31,
Restricting Entities/Purpose	2015	2014
Nevada Energy, PPA Security Bond	$1,468,898	$1,468,898
Prudential Capital Group, Debt Service Reserves	-	1,594,605
Prudential Capital Group, Maintenance Reserves	708,300	604,529
Prudential Capital Group, Well Reserves	314,590	212,298
U.S. Department of Energy, Operations Reserves	270,000	270,000
U.S. Department of Energy, Debt Service Reserves	2,542,058	2,582,606
U.S. Department of Energy, Short Term Well Field Reserves	4,507,110	4,505,150
U.S. Department of Energy, Long-Term Well Field Reserves	4,966,543	4,761,927
U.S. Department of Energy, Capital Expenditure Reserves	2,718,290	2,690,083

	$17,495,789	$18,690,096